Loans - Loans Held-for-Investment, Excluding PCD Loans, Net of Deferred Fees and Costs (Pharenthetical) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Northfield Bancorp, Inc. [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Current Fiscal Year	$ 343,000